Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	106,145.4501	107,745.6394
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	7,449.1566	7,011.0183
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	2,297.6071	2,751.2975
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 30,540,808	$ 19,091,112
Cash denominated in foreign currencies, cost	4,266,766	1,775,062
Investments in U.S Treasury notes, amortized cost	118,488,573	119,856,983
Cash denominated in foreign currencies, cost	$ 0	$ 81,699